CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	400,000,000	400,000,000	400,000,000
Common stock shares issued	206,947,124	204,815,210	125,595,418
Common stock, shares outstanding	204,442,124	204,815,210	125,595,418
Treasury stock, shares	2,505,000	0
Redeemable Series G Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	80,000	80,000	40,000
Preferred stock, shares issued	0	34,108	34,108
Preferred stock, shares outstanding	0	34,108	34,108
Series H Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	90,000	90,000
Preferred stock, shares issued	65,051	0
Preferred stock, shares outstanding	65,051	0
Series I Redeemable Convertible [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	90,000	90,000
Preferred stock, shares issued	62,359	0
Preferred stock, shares outstanding	62,359	0